                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02575

                     Morgan Stanley Liquid Asset Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: August 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Liquid Asset Fund Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

FOR THE YEAR ENDED AUGUST 31, 2006

MARKET CONDITIONS

During most of the 12-month period ended August 31, 2006, the Federal Open Market Committee (the "Fed") continued the pattern of raising short-term rates it began in June of 2004. Through 17 steps of 25 basis points each -- including seven in the 12 months covered by this report -- the Fed increased its target rate for federal funds from 1.00 percent to 5.25 percent, a five-year high.

As a consequence, short-term rates on money market securities rose, which provided higher return opportunities for investors in money market funds. However, at its August 8, 2006 meeting the Fed paused by holding its target of
5.25 percent steady. At this juncture, the Fed has made clear that it is closely monitoring economic data, which reports inflation trends as well as housing, manufacturing and many other economic indicators. Future decisions from the Fed will reflect its evaluation of what changes, if any, it should make in its target as the pace of economic activity unfolds.

PERFORMANCE ANALYSIS

As of August 31, 2006, Morgan Stanley Liquid Asset Fund had net assets of approximately $17 billion and an average portfolio maturity of 42 days. For the 12-month period ended August 31, 2006, the Fund provided a total return of 4.10 percent. For the seven-day period ended August 31, 2006, the Fund provided an effective annualized yield of 4.96 percent and a current yield of 4.85 percent, while its 30-day moving average yield for August was 4.84 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Fund remained consistent with our long-term focus on preservation of capital and liquidity. We adhered to a conservative approach which emphasized high-quality money market obligations, while avoiding the use of derivatives or structured notes that might fluctuate excessively with changing interest rates.

We also took advantage of the rising yields available on the money market securities over the course of the period. As short-term interest rates climbed, we reinvested the proceeds of maturing short-term holdings into higher-yielding securities. Should rates continue to rise during the months ahead, we intend to continue with this approach.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION

Commercial Paper           86.3%
Certificates of Deposit     9.3
U.S. Government Agencies    2.9
Bank Note                   1.5

MATURITY SCHEDULE

  1 - 30 Days              45.6%
 31 - 60 Days              31.5
 61 - 90 Days              15.0
 91 - 120 Days              7.0
120 + Days                  0.9

DATA AS OF AUGUST 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/06 - 08/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                     BEGINNING        ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     03/01/06 -
                                                    03/01/06         08/31/06        08/31/06
                                                  -------------   -------------   ---------------
Actual (2.29% return)                               $1,000.00       $1,022.90         $3.06
Hypothetical (5% annual return before expenses)     $1,000.00       $1,022.18         $3.06

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.60% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006

                                                   ANNUALIZED
PRINCIPAL                                             YIELD
AMOUNT IN                                          ON DATE OF          MATURITY
THOUSANDS                                           PURCHASE             DATE              VALUE
-----------------------------------------------------------------------------------------------------
            Commercial Paper (87.4%)
            BANKING (6.0%)
 $565,000   Bank of America Corp.                 5.18 - 5.41%   09/18/06 - 11/28/06   $  562,216,606
  457,000   Citigroup Funding Inc.                5.18 - 5.49    09/22/06 - 02/12/07      453,588,690
                                                                                       --------------
                                                                                        1,015,805,296
                                                                                       --------------
            FINANCE - AUTOMOTIVE (1.0%)
  177,000   Toyota Motor Credit Corp.              5.38 - 5.44   09/18/06 - 03/13/07      174,986,367
                                                                                       --------------
            FINANCE - CONSUMER (1.0%)
   14,000   American Express Credit Corp.             5.37             09/01/06            14,000,000
  150,000   HSBC Finance Corp.                        5.40             10/11/06           149,110,000
                                                                                       --------------
                                                                                          163,110,000
                                                                                       --------------
            FINANCE - CORPORATE (0.7%)
  125,000   CIT Group, Inc.                           5.40       09/21/06 - 09/26/06      124,591,320
                                                                                       --------------
            FINANCIAL CONGLOMERATES (3.6%)
  605,000   General Electric Capital Corp.         4.97 - 5.49   09/08/06 - 02/23/07      601,570,521
                                                                                       --------------
            INSURANCE (0.3%)
   55,000   ING America Insurance Holdings Inc.       5.29             09/07/06            54,952,150
                                                                                       --------------
            INTERNATIONAL BANKS (73.9%)
  100,000   ABN AMRO N.A. Finance, Inc.               5.32             11/24/06            98,775,000
  455,000   ANZ (DE) Inc.                          5.15 - 5.43   10/05/06 - 12/05/06      451,139,931
  695,000   Abbey National North America LLC       5.22 - 5.39   09/06/06 - 11/29/06      691,793,906
  750,000   BNP Paribas Finance, Inc.              5.33 - 5.42   10/23/06 - 12/01/06      741,485,406
  711,000   Barclays U.S. Funding Corp.            5.36 - 5.47   09/19/06 - 12/26/06      707,273,279
  150,000   CBA (Delaware) Finance Inc.            5.33 - 5.35   09/15/06 - 11/21/06      148,713,833
  727,000   Calyon North America, Inc.             5.30 - 5.41   09/11/06 - 11/15/06      722,534,618
  500,000   Deutsche Bank Financial LLC            4.76 - 5.44   09/28/06 - 10/17/06      497,300,708
  500,000   Dexia Delaware LLC                     5.32 - 5.38   09/22/06 - 11/30/06      495,741,583
  570,000   DnB NOR Bank ASA                       5.31 - 5.39   09/20/06 - 12/28/06      564,873,153
  550,000   Fortis Banque Luxembourg               5.33 - 5.39   09/01/06 - 01/22/07      546,464,014
  579,000   HBOS Treasury Services plc             5.25 - 5.44   09/12/06 - 11/30/06      573,947,998
  396,000   ING (U.S.) Funding LLC                 5.31 - 5.55   09/07/06 - 12/22/06      393,784,917
  450,000   Lloyds TSB Bank plc                       5.31       10/12/06 - 10/13/06      447,281,458
  705,000   Natexis Banques Populaires
               U.S. Finance Co. LLC                5.11 - 5.39   09/14/06 - 11/02/06      701,996,417
  282,000   Nordea North America, Inc.             5.15 - 5.27   09/05/06 - 10/02/06      281,659,384
  615,000   Rabobank USA Financial Corp.           5.11 - 5.47   09/29/06 - 10/31/06      611,326,610
  650,000   Royal Bank of Canada                      5.30       10/04/06 - 10/05/06      646,836,694
  150,000   Royal Bank of Scotland plc                5.39             09/28/06           149,398,687
  545,000   Sanpaolo IMI U.S. Financial Co.        5.35 - 5.46   09/08/06 - 09/28/06      543,461,628
  769,000   Societe Generale N.A., Inc.            5.34 - 5.43   09/19/06 - 11/01/06      765,205,128

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   ANNUALIZED
PRINCIPAL                                             YIELD
AMOUNT IN                                          ON DATE OF          MATURITY
THOUSANDS                                           PURCHASE             DATE              VALUE
------------------------------------------------------------------------------------------------------
 $393,000   Spintab AB                            5.25 - 5.43%   09/07/06 - 12/21/06   $   390,244,811
  170,000   Svenska Handelsbanken Inc..               5.39            09/12/06             169,722,617
  385,000   Swedbank                              5.33 - 5.41    09/27/06 - 12/04/06       381,586,961
  750,000   UBS Finance (Delaware) LLC.           5.24 - 5.38    09/25/06 - 10/25/06       746,217,889
                                                                                       ---------------
                                                                                        12,468,766,630
                                                                                       ---------------
            MULTI-SECTOR COMPANIES (0.9%)
  150,000   General Electric Company                  5.40             09/26/06            149,442,708
                                                                                       ---------------
            Total Commercial Paper (COST
            $14,753,224,992)                                                           14,753,224,992
                                                                                       ---------------
            Certificates of Deposit (9.4%)
   50,000   Citibank, N.A.                            5.29             09/13/06             50,000,000
  750,000   First Tennessee Bank, N.A.             5.34 - 5.45   09/13/06 - 10/10/06       750,000,000
  485,000   Washington Mutual Bank, F.A.           5.38 - 5.39   09/22/06 - 09/29/06       485,000,000
  150,000   Wells Fargo Bank, N.A.                    5.41             09/21/06            150,000,000
  150,000   World Savings Bank, FSB                   5.42             10/04/06            150,000,000
                                                                                       ---------------
            Total Certificates of Deposit (COST
            $1,585,000,000)                                                              1,585,000,000
                                                                                       ---------------
            U.S. Government Agencies (2.9%)
  160,000   Federal National Mortgage Assoc.       5.33 - 5.44   10/11/06 - 12/20/06       158,806,521
  338,000   Freddie Mac                            4.72 - 5.36   09/26/06 - 12/29/06       334,374,866
                                                                                       ---------------
            Total U.S. Government Agencies
            (COST $493,181,387)                                                            493,181,387
                                                                                       ---------------
            Short-Term Bank Note (1.5%)
  250,000   World Savings Bank, FSB
            (COST $250,000,000)                    5.34 - 5.41   10/03/06 - 10/16/06       250,000,000
                                                                                       ---------------
            Repurchase Agreement (0.0%)
    4,322   The Bank of New York (dated
            08/31/06; proceeds $4,322,658)(a)
            (COST $4,322,043)                         5.125            09/01/06              4,322,043
                                                                                       ---------------
            Total Investments (COST
            $17,085,728,422)(b)                                         101.2%          17,085,728,422
            Liabilities in Excess of Other
            Assets                                                       (1.2)            (199,809,886)
                                                                        -----          ---------------
            Net Assets                                                  100.0%         $16,885,918,536
                                                                        =====          ===============

----------
(a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.50% DUE 08/01/36 VALUED AT $4,408,484.

(b)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
AUGUST 31, 2006

Assets:
Investments in securities, at value
   (cost $17,085,728,422)                                        $17,085,728,422
Cash                                                                      90,000
Receivable for:
   Interest                                                           11,754,535
   Capital stock sold                                                    324,738
Prepaid expenses and other assets                                        551,282
                                                                 ---------------
Total Assets                                                      17,098,448,977
                                                                 ---------------
Liabilities:
Payable for:
   Capital stock redeemed                                            205,901,539
   Investment advisory fee                                             3,147,222
   Distribution fee                                                    1,449,746
   Administration fee                                                    724,873
   Transfer agent fee                                                    475,277
Accrued expenses and other payables                                      831,784
                                                                 ---------------
      Total Liabilities                                              212,530,441
                                                                 ---------------
      Net Assets                                                 $16,885,918,536
                                                                 ===============
Composition of Net Assets:
Paid-in-capital                                                  $16,885,238,515
Accumulated undistributed net
   investment income                                                     680,021
                                                                 ---------------
      Net Assets                                                 $16,885,918,536
                                                                 ===============
Net Asset Value Per Share
16,885,909,689 SHARES
OUTSTANDING (50,000,000,000
SHARES AUTHORIZED OF $.01  PAR VALUE)                            $          1.00
                                                                 ===============

Statement of Operations
FOR THE YEAR ENDED AUGUST 31, 2006

Net Investment Income:
Interest Income                                                    $794,165,262
                                                                   ------------
Expenses
Transfer agent fees and expenses                                     37,726,213
Investment advisory fee                                              37,466,654
Distribution fee                                                     17,057,707
Administration fee                                                    8,638,160
Shareholder reports and notices                                       1,525,791
Custodian fees                                                          395,917
Directors' fees and expenses                                            231,275
Registration fees                                                       209,056
Professional fees                                                        93,015
Other                                                                 1,011,019
                                                                   ------------
   Total Expenses                                                   104,354,807
Less: expense offset                                                   (130,523)
                                                                   ------------
   Net Expenses                                                     104,224,284
                                                                   ------------
Net Investment Income                                              $689,940,978
                                                                   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                                  FOR THE YEAR      FOR THE YEAR
                                                                     ENDED             ENDED
                                                                AUGUST 31, 2006   AUGUST 31, 2005
                                                                ---------------   ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                           $   689,940,978   $   381,295,276
Net realized gain                                                            --               117
                                                                ---------------   ---------------
   Net Increase                                                     689,940,978       381,295,393
                                                                ---------------   ---------------
Dividends and Distributions to Shareholders from:
Net investment income                                              (689,943,341)     (381,300,392)
Net realized gain                                                            --              (117)
                                                                ---------------   ---------------
   Total Dividends and Distributions                               (689,943,341)     (381,300,509)
                                                                ---------------   ---------------
Net decrease from capital stock transactions                     (1,185,752,868)   (2,403,078,668)
                                                                ---------------   ---------------
   Net Decrease                                                  (1,185,755,231)   (2,403,083,784)
                                                                ---------------   ---------------
Net Assets:
Beginning of period                                              18,071,673,767    20,474,757,551
                                                                ---------------   ---------------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$680,021 AND $682,384, RESPECTIVELY)                            $16,885,918,536   $18,071,673,767
                                                                ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion; 0.25% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion; 0.225% to the portion of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion; 0.20% to the portion of the daily net assets exceeding $2.75 billion but not exceeding $15 billion; 0.199% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.198% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.197% to the portion of the daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.196% to the portion of the daily net assets in excess of $30 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended August 31, 2006, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended August 31, 2006, aggregated $87,008,854,673 and $88,846,112,766, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended August 31, 2006, included in Directors' fees and expenses in the Statement of

Operations amounted to $7,486. At August 31, 2006, the Fund had an accrued pension liability of $64,471 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees they receive for serving on the Board of Directors. Each eligible Director generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. CAPITAL STOCK

Transactions in capital stock, at $1.00 per share, were as follows:

                                     FOR THE YEAR      FOR THE YEAR
                                        ENDED             ENDED
                                   AUGUST 31, 2006   AUGUST 31, 2005
                                   ---------------   ---------------
Shares sold.                        50,899,093,960    51,455,651,164
Shares issued in reinvestment of
   dividends and distributions         688,878,298       380,704,220
                                   --------------    --------------
                                    51,587,972,258    51,836,355,384
Shares redeemed                    (52,773,725,126)  (54,239,434,052)
                                   --------------    --------------
Net decrease                       (1,185,752,868)   (2,403,078,668)
                                   ==============    ==============

6. EXPENSE OFFSET

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

MORGAN STANLEY LIQUID ASSET FUND INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                      FOR THE YEAR ENDED AUGUST 31,
                                            -------------------------------------------------
                                              2006      2005       2004       2003      2002
                                            -------   -------    -------    -------   -------
Selected Per Share Data:
Net asset value, beginning of period        $  1.00   $  1.00    $  1.00    $  1.00   $  1.00
                                            -------   -------    -------    -------   -------
Net income from investment operations         0.040     0.020      0.006      0.009     0.018
Less dividends from net investment income    (0.040)   (0.020)+   (0.006)+   (0.009)   (0.018)+
                                            -------   -------    -------    -------   -------
Net asset value, end of period              $  1.00   $  1.00    $  1.00    $  1.00   $  1.00
                                            =======   =======    =======    =======   =======
Total Return                                   4.10%     2.03%      0.58%      0.86%     1.78%
Ratios to Average Net Assets:
Total expenses (before expense offset)         0.60%     0.59%      0.58%      0.56%     0.56%
Net investment income                          3.99%     1.98%      0.57%      0.85%     1.76%
Supplemental Data:
Net assets, end of period, in millions      $16,886   $18,072    $20,475    $23,081   $23,931

----------
+    INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIQUID ASSET FUND INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Morgan Stanley Liquid Asset Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Liquid Asset Fund Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Liquid Asset Fund Inc. as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 23, 2006

MORGAN STANLEY LIQUID ASSET FUND INC.

RESULTS OF SPECIAL SHAREHOLDER MEETING

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the following proposals: (i) to elect Directors; (ii) to eliminate certain fundamental investment restrictions; (iii) to modify certain fundamental investment restrictions; and (iv) to reclassify certain fundamental policies as non-fundamental policies. The proposals failed to obtain the quorum necessary in order to hold the meeting and, therefore, the meeting was adjourned until August 23, 2006. The August 23, 2006 meeting was further adjourned to September 27, 2006, and later adjourned to October 30, 2006 to permit further solicitation of proxies.

MORGAN STANLEY LIQUID ASSET FUND INC.

DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                         TERM OF                                        IN FUND
                          POSITION(S)   OFFICE AND                                      COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH   LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN         OTHER DIRECTORSHIPS
  INDEPENDENT DIRECTOR     REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS        BY DIRECTOR**         HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Michael Bozic (65) c/o    Director     Since         Private investor; Chairperson        197       Director of various business
Kramer Levin Naftalis &                April 1994    of the Valuation, Insurance                    organizations.
Frankel LLP Counsel to                               and Compliance Committee
the Independent Trustees                             (since October 2006); Director
1177 Avenue of the                                   or Trustee of the Retail Funds
Americas New York,                                   (since April 1994) and the
NY 10036                                             Institutional Funds (since
                                                     July 2003); formerly
                                                     Chairperson of the Insurance
                                                     Committee (July 2006-
                                                     September 2006); Vice Chairman
                                                     of Kmart Corporation (December
                                                     1998- October 2000), Chairman
                                                     and Chief Executive Officer of
                                                     Levitz Furniture Corporation
                                                     (November 1995-November 1998)
                                                     and President and Chief
                                                     Executive Officer of Hills
                                                     Department Stores (May
                                                     1991-July 1995); variously
                                                     Chairman, Chief Executive
                                                     Officer, President and Chief
                                                     Operating Officer (1987-1991)
                                                     of the Sears Merchandise Group
                                                     of Sears, Roebuck & Co.

Edwin J. Garn (73)        Director     Since         Consultant; Director or              197       Director of Franklin Covey
1031 N. Chartwell Court                January 1993  Trustee of the Retail Funds                    (time management systems), BMW
Salt Lake City, UT 84103                             (since January 1993) and the                   Bank of North America, Inc.
                                                     Institutional Funds (since                     (industrial loan corporation),
                                                     July 2003); member of the Utah                 Escrow Bank USA (industrial
                                                     Regional Advisory Board of                     loan corporation), United
                                                     Pacific Corp. (utility                         Space Alliance (joint venture
                                                     company); formerly Managing                    between Lockheed Martin and
                                                     Director of Summit Ventures                    the Boeing Company) and Nuskin
                                                     LLC (2000-2004) (lobbying and                  Asia Pacific (multilevel
                                                     consulting firm); (2000-2004)                  marketing); member of the
                                                     United States Senator (R-Utah)                 board of various civic and
                                                     (1974-1992) and Chairman,                      charitable organizations.
                                                     Senate Banking Committee
                                                     (1980-1986), Mayor of Salt
                                                     Lake City, Utah (1971-1974),
                                                     Astronaut, Space Shuttle
                                                     Discovery (April 12-19, 1985),
                                                     and Vice Chairman, Huntsman
                                                     Corporation (chemical
                                                     company).

Wayne E. Hedien (72) c/o  Director     Since         Retired; Director or Trustee         197       Director of The PMI Group Inc.
Kramer Levin Naftalis &                September     of the Retail Funds (since                     (private mortgage insurance);
Frankel LLP Counsel to                 1997          September 1997) and the                        Trustee and Vice Chairman of
the Independent Trustees                             Institutional Funds (since                     The Field Museum of Natural
1177 Avenue of the                                   July 2003); formerly                           History; director of various
Americas New York,                                   associated with the Allstate                   other business and charitable
NY 10036                                             Companies (1966-1994), most                    organizations.
                                                     recently as Chairman of The
                                                     Allstate Corporation (March
                                                     1993- December 1994) and
                                                     Chairman and Chief Executive
                                                     Officer of its wholly- owned
                                                     subsidiary, Allstate Insurance
                                                     Company (July 1989-December
                                                     1994).

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                         TERM OF                                        IN FUND
                          POSITION(S)   OFFICE AND                                      COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH   LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN         OTHER DIRECTORSHIPS
  INDEPENDENT DIRECTOR     REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS        BY DIRECTOR**         HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Dr. Manuel H. Johnson     Director     Since         Senior Partner, Johnson Smick        197       Director of NVR, Inc. (home
(57) c/o Johnson Smick                 July 1991     International, Inc., a                         construction); Director of KFX
Group, Inc. 888 16th                                 consulting firm; Chairperson                   Energy; Director of RBS
Street, NW Suite 740                                 of the Investment Committee                    Greenwich Capital Holdings
Washington, D.C. 20006                               (since October 2006) and                       (financial holding company).
                                                     Director or Trustee of the
                                                     Retail Funds (since July 1991)
                                                     and the Institutional Funds
                                                     (since July 2003); Co-Chairman
                                                     and a founder of the Group of
                                                     Seven Council (G7C), an
                                                     international economic
                                                     commission; formerly Chairman
                                                     of the Audit Committee (July
                                                     1991-September 2006); Vice
                                                     Chairman of the Board of
                                                     Governors of the Federal
                                                     Reserve System and Assistant
                                                     Secretary of the U.S.
                                                     Treasury.

Joseph J. Kearns (64)     Director     Since         President, Kearns & Associates       198       Director of Electro Rent
c/o Kearns & Associates                July 2003     LLC (investment consulting);                   Corporation (equipment
LLC PMB754 23852 Pacific                             Chairperson of the Audit                       leasing), The Ford Family
Coast Highway Malibu, CA                             Committee (since October 2006)                 Foundation, and the UCLA
90265                                                and Director or Trustee of the                 Foundation.
                                                     Retail Funds (since July 2003)
                                                     and the Institutional Funds
                                                     (since August 1994);
                                                     previously Deputy Chairperson
                                                     of the Audit Committee (July
                                                     2003-September 2006) and
                                                     Chairman of the Audit
                                                     Committee of the Institutional
                                                     Funds (October 2001-July
                                                     2003); formerly CFO of the J.
                                                     Paul Getty Trust.

Michael E. Nugent (70)    Chairman     Chairman of   General Partner of Triumph           197       None.
c/o Triumph Capital,      of the       the Board     Capital, L.P., a private
L.P. 445 Park Avenue      Board        since July    investment partnership;
New York, NY 10022        and          2006 and      Chairman of the Board of the
                          Director     Director      Retail Funds and Institutional
                                       since July    Funds (since July 2006) and
                                       1991          Director or Trustee of the
                                                     Retail Funds (since July 1991)
                                                     and the Institutional Funds
                                                     (since July 2001); formerly
                                                     Chairman of the Insurance
                                                     Committee (July 1991-July
                                                     2006) Vice President, Bankers
                                                     Trust Company and BT Capital
                                                     Corporation (1984-1988).

Fergus Reid (74)          Director     Since         Chairman of Lumelite Plastics        198       Trustee and Director of
c/o Lumelite Plastics                  July 2003     Corporation; Chairperson of                    certain investment companies
Corporation 85 Charles                               the Governance Committee and                   in the JPMorgan Funds complex
Colman Blvd. Pawling,                                Director or Trustee of the                     managed by J.P. Morgan
NY 12564                                             Retail Funds (since July 2003)                 Investment Management Inc.
                                                     and the Institutional Funds
                                                     (since June 1992).

INTERESTED DIRECTOR:

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                                        IN FUND
                                         TERM OF                                        COMPLEX
                          POSITION(S)   OFFICE AND                                    OVERSEEN BY
NAME, AGE AND ADDRESS OF   HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)       INTERESTED        OTHER DIRECTORSHIPS
  INDEPENDENT DIRECTOR     REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS          DIRECTOR**          HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
James F. Higgins (58)     Director     Since         Director or Trustee of the           197       Director of AXA Financial,
c/o Morgan Stanley Trust               June 2000     Retail Funds (since June 2000)                 Inc. and The Equitable Life
Harborside Financial                                 and the Institutional Funds                    Assurance Society of the
Center Plaza Two                                     (since July 2003); Senior                      United States (financial
Jersey City, NJ 07311                                Advisor of Morgan Stanley                      services).
                                                     (since August 2000).

----------
* THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS") OR THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS").

** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.) AS OF OCTOBER 2, 2006.

EXECUTIVE OFFICERS:

                                POSITION(S)      TERM OF OFFICE
  NAME, AGE AND ADDRESS OF       HELD WITH       AND LENGTH OF
      EXECUTIVE OFFICER         REGISTRANT        TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------   --------------   -----------------   ------------------------------------------------------------
Ronald E. Robison (67)        President and    President since     President (since September 2005) and Principal Executive
1221 Avenue of the Americas   Principal        September 2005      Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020            Executive        and Principal       President (since September 2005) and Principal Executive
                              Officer          Executive Officer   Officer (since May 2003) of the Van Kampen Funds; Managing
                                               since May 2003      Director, Director and/or Officer of the Investment Adviser
                                                                   and various entities affiliated with the Investment Adviser;
                                                                   Director of Morgan Stanley SICAV (since May 2004). Formerly,
                                                                   Executive Vice President (July 2003 to September 2005) of
                                                                   funds in the Fund Complex and the Van Kampen Funds;
                                                                   President and Director of the Institutional Funds (March
                                                                   2001 to July 2003); Chief Global Operating Officer of Morgan
                                                                   Stanley Investment Management Inc.; Chief Administrative
                                                                   Officer of Morgan Stanley Investment Advisors Inc.; Chief
                                                                   Administrative Officer of Morgan Stanley Services Company
                                                                   Inc.

J. David Germany (52)         Vice President   Since               Managing Director and (since December 2005) Chief Investment
Morgan Stanley                                 February 2006       Officer - Global Fixed Income of Morgan Stanley Investment
Investment Management Ltd.                                         Management; Managing Director and Director of Morgan Stanley
25 Cabot Square                                                    Investment Management Ltd.; Vice President (since February
Canary Wharf, London                                               2006) of the Retail and Institutional Funds.
United Kingdom E144QA

Dennis F. Shea (53)           Vice President   Since               Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                    February 2006       Officer - Global Equity of Morgan Stanley Investment
New York, NY 10020                                                 Management; Vice President (since February 2006) of the
                                                                   Retail and Institutional Funds. Formerly, Managing Director
                                                                   and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51)               Vice President   Since               Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                    February 1997       Investment Management; Managing Director of the Investment
New York, NY 10020                                                 Adviser and various entities affiliated with the Investment
                                                                   Adviser; Vice President of the Retail Funds and (since July
                                                                   2003) the Institutional Funds. Formerly, Secretary, General
                                                                   Counsel and/or Director of the Investment Adviser and
                                                                   various entities affiliated with the Investment Adviser;
                                                                   Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44)          Vice President   Since July 2004     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                        Management of Morgan Stanley Investment Management (since
New York, NY 10020                                                 July 2004); Vice President of the Retail Funds and the
                                                                   Institutional Funds (since July 2004); Vice President of the
                                                                   Van Kampen Funds (since August 2004); Secretary (since
                                                                   February 2006) and Managing Director (since July 2004) of
                                                                   the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and
                                                                   General Counsel - Americas, UBS Global Asset Management
                                                                   (July 2000 to July 2004).

Carsten Otto (42)             Chief            Since October       Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas   Compliance       2004                Stanley Investment Management (since October 2004); Managing
New York, NY 10020            Officer                              Director and Chief Compliance Officer of Morgan Stanley
                                                                   Investment Management. Formerly, Assistant Secretary and
                                                                   Assistant General Counsel of the Retail Funds.

                                POSITION(S)      TERM OF OFFICE
  NAME, AGE AND ADDRESS OF       HELD WITH       AND LENGTH OF
      EXECUTIVE OFFICER         REGISTRANT        TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------   --------------   -----------------   ------------------------------------------------------------
Stefanie V. Chang Yu (39)     Vice President   Since July 2003     Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                                        entities affiliated with the Investment Adviser; Vice
New York, NY 10020                                                 President of the Retail Funds (since July 2002) and the
                                                                   Institutional Funds (since December 1997). Formerly,
                                                                   Secretary of various entities affiliated with the Investment
                                                                   Adviser.

Francis J. Smith (41)         Treasurer and    Treasurer since     Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust      Chief Financial  July 2003 and       entities affiliated with the Investment Adviser; Treasurer
Harborside Financial Center   Officer          Chief Financial     and Chief Financial Officer of the Retail Funds (since July
Plaza Two                                      Officer since       2003). Formerly, Vice President of the Retail Funds
Jersey City, NJ 07311                          September 2002      (September 2002 to July 2003).

Mary E. Mullin (39)           Secretary        Since July 2003     Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                                        entities affiliated with the Investment Adviser; Secretary
New York, NY 10020                                                 of the Retail Funds (since July 2003) and the Institutional
                                                                   Funds (since June 1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS OR THE INSTITUTIONAL FUNDS.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

Of the Fund's ordinary dividends paid during the fiscal year ended August 31, 2006, 0.19% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

DIRECTORS
Michael Bozic
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

MORGAN STANLEY

                                                            MORGAN STANLEY FUNDS

                                                MORGAN STANLEY LIQUID ASSET FUND

                                                                   ANNUAL REPORT
                                                                 AUGUST 31, 2006

                                             ILAFRPT-37925RPT-RA06-00941P-T08/06

                                                                  MORGAN STANLEY

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                            REGISTRANT   COVERED ENTITIES(1)

AUDIT FEES                  $31,520                N/A

NON-AUDIT FEES
   AUDIT-RELATED FEES       $   531(2)      $5,328,768(2)
   TAX FEES                 $ 5,000(3)      $1,640,675(4)
   ALL OTHER FEES           $    --         $       --(5)
TOTAL NON-AUDIT FEES        $ 5,531         $6,969,443

TOTAL                       $37,051         $6,969,443

2005

                            REGISTRANT   COVERED ENTITIES(1)

AUDIT FEES                  $31,496                N/A

NON-AUDIT FEES
   AUDIT-RELATED FEES       $   540(2)      $3,215,745(2)
   TAX FEES                 $ 5,483(3)      $   24,000(4)
   ALL OTHER FEES           $    --         $       --
TOTAL NON-AUDIT FEES        $ 6,023         $3,239,745

TOTAL                       $37,519         $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 19, 2006